FINANCIAL INSTRUMENTS (Details 15) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	$ 1,237,246	$ 1,129,843
Non-current financial liabilities at amortised cost	5,335,079	5,194,756
Financial liabilities at amortised cost	6,572,325	6,324,599
Other financial liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	373,344	339,206
Non-current financial liabilities at amortised cost	5,080,792	5,078,783
Financial liabilities at amortised cost	5,454,136	5,417,989
Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	36,784	49,603
Non-current financial liabilities at amortised cost	227,440	113,701
Financial liabilities at amortised cost	264,224	163,304
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	812,838	738,457
Non-current financial liabilities at amortised cost	20,116	2,272
Financial liabilities at amortised cost	832,954	740,729
Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	14,280	2,577
Non-current financial liabilities at amortised cost	6,731	0
Financial liabilities at amortised cost	$ 21,011	$ 2,577